Statement of Financial Position (USD $)	Mar. 31, 2012	Mar. 31, 2011
Current:
Cash and cash equivalents	$ 4,433,051	$ 8,098,905
Restricted cash	2,920,000	645,000
Receivable from subsidiary	0	282,257
Trade accounts receivable	335,721	532,605
Other current assets	1,004,848	164,239
Total current assets	8,693,620	9,723,006
Deposit on mineral rights purchase	200,000	200,000
Investment in equity securities	92,497	178,486
Investment in subsidiary	0	17,968,651
Property, plant and equipment, net of accumulated depreciation	193,867,155	40,295,117
Intangible assets, net of accumulated amortization	16,177,596	16,957,708
Total assets	219,030,868	85,322,968
Current Liabilities:
Accounts payable and accrued liabilities	1,637,294	940,563
Accounts payable, construction	28,564,315	0
Related party accounts payable	2,087	2,338
Current portion of capital lease obligation	14,183	12,736
Note payable, bridge loan	7,500,000	0
Promissory note payable, current	0	230,000
Total current liabilities	37,717,879	1,185,637
Long-term Liabilities:
Capital lease obligation, less current portion	0	14,372
Stock compensation payable	0	1,527,829
Convertible loan payable	2,125,000	5,132,740
Retention payable	8,374,762	0
Construction loans payable	58,995,708	11,651,861
Total liabilities	107,213,349	19,512,439
Commitments and Contingencies	0	0
STOCKHOLDERS EQUITY
Capital stock	85,080	84,762
Additional paid-in capital	93,475,298	90,283,987
Accumulated other comprehensive income (loss)	23,002	108,990
Accumulated deficit	(31,530,306)	(25,308,177)
Total stockholders' equity, before Non-controlling interest	62,053,074	65,169,562
Non-controlling interest	49,764,445	640,967
Total stockholders equity	111,817,519	65,810,529
Total liabilities and stockholders equity	$ 219,030,868	$ 85,322,968